Supplemental Cash Flow Information Schedule	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash	The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	December 31, 2020 $	December 31, 2019 $	December 31, 2018 $	December 31, 2017 $
Cash and cash equivalents	206,762	160,221	149,014	244,241
Restricted cash – current	8,358	53,689	38,329	22,326
Restricted cash – long-term	42,823	39,381	35,521	72,868
Total	257,943	253,291	222,864	339,435

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities for years ended December 31, 2020, 2019 and 2018 are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Accounts receivable	5,829	6,184	3,542
Prepaid expenses and other current assets	(2,463)	3,348	(3,843)
Accounts payable	(211)	1,264	274
Accrued liabilities and other long-term liabilities	(1,484)	(252)	13,958
Unearned revenue and long-term unearned revenue	(2,675)	(197)	4,234
Advances to and from affiliates	9,368	(6,007)	2,183
Receipts from direct financing and sales-type leases (note 6)	274,562	17,073	—
Expenditures for dry docking	(5,259)	(12,358)	(15,368)
Other operating assets and liabilities	(3,436)	(1,122)	(1,130)
Total	274,231	7,933	3,850